Other Income (Expenses), Net (Details Textual)		12 Months Ended
	Nov. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Jun. 30, 2017
Other income (expense), net (Textual)
Sale of shares | shares				4,600,000	4,600,000
Recognized gain loss on other income			$ 960	$ 11,845,796
Equity interests, percentage						37.50%
Receivable recorded		1,508,956
Gain of dividend in other income				2,700,000
Recognized gain of other income		1,203,837		$ 9,100,000
Receivable after working capital adjustment and applicable taxes		$ 1,420,000
Zhuhai Acornc [Member]
Other income (expense), net (Textual)
Equity interests, percentage	100.00%
purchase price	$ 1,450,000
RMB [Member]
Other income (expense), net (Textual)
Cash consideration | ¥					¥ 64,300,000